Document And Entity Information	Jan. 18, 2023
Document Information [Line Items]
Entity, Registrant Name	Tilray Brands, Inc.
Document, Type	8-K
Document, Period End Date	Jan. 18, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38594
Entity, Tax Identification Number	82-4310622
Entity, Address, Address Line One	265 Talbot Street West
Entity, Address, City or Town	Leamington
Entity, Address, State or Province	ON
Entity, Address, Postal Zip Code	N8H 5L4
City Area Code	844
Local Phone Number	845-7291
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class 2 Common Stock
Trading Symbol	TLRY
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001731348